Organization and Principal Activities (Details) $ / shares in Units, $ in Millions	Feb. 09, 2026 HKD ($) shares	Feb. 09, 2026 USD ($) $ / shares shares	Mar. 03, 2025 USD ($) $ / shares shares	Oct. 29, 2021 shares	Jun. 30, 2026 $ / shares shares		May 18, 2026 $ / shares shares	Dec. 31, 2025 shares		Jun. 30, 2025 shares [2]	Jun. 16, 2025 $ / shares shares	Dec. 31, 2024 shares [2]
Organization and Principal Activities (Details) [Line Items]
Re-classified, shares			780,000,000
Voting rights			one (1) vote per share
Common stock authorized value (in Dollars) | $			$ 50,000
Neo Concept International Group Holdings Ltd [Member] | Common Stock [Member]
Organization and Principal Activities (Details) [Line Items]
Par value of shares (in Dollars per share) | $ / shares			$ 0.0000625
Common stock authorized value (in Dollars) | $			$ 50,000
Ordinary shares, shares authorized			800,000,000
NCA [Member]
Organization and Principal Activities (Details) [Line Items]
Transfer shares				100
Neo-Concept (BVI) Limited [Member]
Organization and Principal Activities (Details) [Line Items]
Transfer shares				100
Percentage of issued shares				100.00%
Ms. Eva Yuk Yin Siu [Member] | Neo-Concept Apparel Group Limited [Member]
Organization and Principal Activities (Details) [Line Items]
Percentage of equity interest					94.00%
Ms. Man Chi Wai [Member] | Neo-Concept Apparel Group Limited [Member]
Organization and Principal Activities (Details) [Line Items]
Percentage of equity interest					6.00%
Neo-Concept Apparel Group Limited [Member]
Organization and Principal Activities (Details) [Line Items]
Percentage of issued shares				100.00%
Placement Agent [Member]
Organization and Principal Activities (Details) [Line Items]
Gross proceeds (in Dollars) | $		$ 8,100,000
Lead placement agent cash fee rate	5.00%	5.00%
Net proceeds	$ 58	$ 7,500,000
Class A Ordinary Shares [Member]
Organization and Principal Activities (Details) [Line Items]
Re-classified, shares			780,000,000
Offering price per share (in Dollars per share) | $ / shares			$ 0.0000625
Voting rights			one (1) vote per share
Par value of shares (in Dollars per share) | $ / shares					$ 0.0003125
Ordinary shares, shares authorized					19,500,000			19,500,000	[1]
Ordinary shares, shares issued					2,289,253			433,003	[1]
Ordinary shares, shares outstanding					2,289,253			433,003	[1]
Class A Ordinary Shares [Member] | Common Stock [Member]
Organization and Principal Activities (Details) [Line Items]
Re-classified, shares			780,000,000
Offering price per share (in Dollars per share) | $ / shares			$ 0.0000625
Par value of shares (in Dollars per share) | $ / shares							$ 0.0025
Ordinary shares, shares authorized							19,500,000
Ordinary shares, shares issued											3,464,018
Ordinary shares, shares outstanding					2,289,253	[2]	2,289,253	433,003	[2]	433,003	3,464,018	433,003
Class A Ordinary Shares [Member] | Neo Concept International Group Holdings Ltd [Member]
Organization and Principal Activities (Details) [Line Items]
Par value of shares (in Dollars per share) | $ / shares			$ 0.0000625								$ 0.0003125
Ordinary shares, shares authorized			780,000,000								156,000,000
Ordinary shares, shares issued											3,464,018
Ordinary shares, shares outstanding											3,464,018
Class A Ordinary Shares [Member] | Share Consolidation Member
Organization and Principal Activities (Details) [Line Items]
Par value of shares (in Dollars per share) | $ / shares							$ 0.0025
Ordinary shares, shares authorized							19,500,000
Ordinary shares, shares issued					2,289,253
Ordinary shares, shares outstanding					2,289,253
Class A Ordinary Shares [Member] | Placement Agent [Member]
Organization and Principal Activities (Details) [Line Items]
Par value of shares (in Dollars per share) | $ / shares		$ 0.0003125
Number of shares issued	14,850,000	14,850,000
Public offering price per share (in Dollars per share) | $ / shares		$ 0.5454
Class B Ordinary Shares [Member]
Organization and Principal Activities (Details) [Line Items]
Re-classified, shares			20,000,000
Offering price per share (in Dollars per share) | $ / shares			$ 0.0000625
Voting rights			thirty (30) votes per share
Par value of shares (in Dollars per share) | $ / shares					$ 0.0003125
Ordinary shares, shares authorized					500,000			500,000	[1]
Ordinary shares, shares issued					75,000			75,000	[1]
Ordinary shares, shares outstanding					75,000			75,000	[1]
Class B Ordinary Shares [Member] | Common Stock [Member]
Organization and Principal Activities (Details) [Line Items]
Par value of shares (in Dollars per share) | $ / shares							$ 0.0025
Ordinary shares, shares authorized							500,000
Ordinary shares, shares issued											600,000
Ordinary shares, shares outstanding					75,000		75,000	75,000	[2]	75,000	600,000	75,000
Class B Ordinary Shares [Member] | Neo Concept International Group Holdings Ltd [Member]
Organization and Principal Activities (Details) [Line Items]
Par value of shares (in Dollars per share) | $ / shares			$ 0.0000625								$ 0.0003125
Ordinary shares, shares authorized			20,000,000								4,000,000
Ordinary shares, shares issued											600,000
Ordinary shares, shares outstanding											600,000
Class B Ordinary Shares [Member] | Share Consolidation Member
Organization and Principal Activities (Details) [Line Items]
Par value of shares (in Dollars per share) | $ / shares							$ 0.0025
Ordinary shares, shares authorized							500,000
Ordinary shares, shares issued					75,000
Ordinary shares, shares outstanding					75,000
Splendid Vibe Limited [Member]
Organization and Principal Activities (Details) [Line Items]
Percentage of subsidiary				100.00%
Ms. Eva Yuk Yin Siu [Member]
Organization and Principal Activities (Details) [Line Items]
Percentage of subsidiary				94.00%
Ms. Man Chi Wai [Member]
Organization and Principal Activities (Details) [Line Items]
Percentage of subsidiary				6.00%

[1]	Giving retroactive effect to (i) a share re-classification to 780,000,000 Class A ordinary shares and 20,000,000 Class B ordinary shares on March 3, 2025; (ii) share consolidation of 5 to 1 on June 16, 2025 and (iii) share consolidation of 8 to 1 on May 18, 2026.
[2]	Giving retroactive effect to (i) a share re-classification to 780,000,000 Class A ordinary shares and 20,000,000 Class B ordinary shares on March 3, 2025, (ii) share consolidation of 5 to 1 on June 16, 2025 and (iii) a share consolidation of 8 to 1 on May 18, 2026.